Stock Incentive Plans (Detail Textuals 1) - $ / shares	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted		232,000	232,000	1,039,000
Options Issued		$ 0.26	$ 0.63	$ 1.07
Board of directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted	152,000
Options Issued	$ 0.26
Scientific advisory board
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted	80,000
Options Issued	$ 0.26